Foreign Currency Amounts - Schedule of Foreign Currency Amount (Detail) - ARS ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
ASSETS
Cash and deposits in banks	$ 172,332,578	$ 196,175,043	$ 206,890,307
Debt securities at fair value through profit or loss	32,406,588	82,991,433
Derivative financial instruments	1,296	1,493,533
Other financial assets	35,139,862	28,507,279
Loans and other financing	352,361,088	388,555,757
Other financial institutions	1,513,906	2,776,206
Financial assets delivered as guarantee	17,964,257	21,573,120
Equity Instruments at fair value through profit or loss	3,781,006	7,876,588
TOTAL ASSETS	999,299,463	1,169,086,869
LIABILITIES
Deposits	961,192	1,051,180
Financial sector	721,566,958	903,508,325
Liabilities as fair value through profit or loss	1,627,732
Other financial liabilities	67,935,119	74,287,265
Subordinated Corporate Bonds	41,974,169	51,773,419
Other non financial liabilities	47,591,152	45,821,301
TOTAL LIABILITIES	759,662,018	940,341,140
Equity attributable to owners of parent [member]
ASSETS
Cash and deposits in banks	122,029,652	159,576,341
Debt securities at fair value through profit or loss	1,233,936	8,992
Derivative financial instruments		1,037,832
Other financial assets	5,989,715	7,512,726
Loans and other financing	15,334,766	35,235,600
Other financial institutions		32,050
From the non-financial private sector and foreign residents	15,334,766	35,203,550
Other debt securities	33,870,709	8,890,918
Financial assets delivered as guarantee	2,296,815	2,750,726
Equity Instruments at fair value through profit or loss	69,998	17,550
TOTAL ASSETS	180,825,591	215,030,685
LIABILITIES
Deposits	96,602,915	116,376,507
Non financial government sector	7,676,485	6,337,255
Financial sector	760,577	866,242
Non financial private sector and foreign residents	88,165,853	109,173,010
Liabilities as fair value through profit or loss	126,311
Other financial liabilities	6,507,517	27,847,368
Financing from Central Bank and other financial Institutions	276,681	708,843
Subordinated Corporate Bonds	41,974,169	51,773,419
Other non financial liabilities	40,431	30,710
TOTAL LIABILITIES	145,528,024	$ 196,736,847
Equity attributable to owners of parent [member] | UNITED STATES
ASSETS
Cash and deposits in banks	121,226,437
Debt securities at fair value through profit or loss	1,233,936
Other financial assets	5,989,715
Loans and other financing	15,334,766
From the non-financial private sector and foreign residents	15,334,766
Other debt securities	33,870,709
Financial assets delivered as guarantee	2,289,800
Equity Instruments at fair value through profit or loss	69,998
TOTAL ASSETS	180,015,361
LIABILITIES
Deposits	96,596,981
Non financial government sector	7,676,485
Financial sector	760,577
Non financial private sector and foreign residents	88,159,919
Liabilities as fair value through profit or loss	126,311
Other financial liabilities	6,256,573
Financing from Central Bank and other financial Institutions	271,339
Subordinated Corporate Bonds	41,974,169
Other non financial liabilities	40,431
TOTAL LIABILITIES	145,265,804
Equity attributable to owners of parent [member] | Euro Member Countries, Euro
ASSETS
Cash and deposits in banks	546,330
Financial assets delivered as guarantee	7,015
TOTAL ASSETS	553,345
LIABILITIES
Deposits	5,934
Non financial private sector and foreign residents	5,934
Other financial liabilities	237,415
Financing from Central Bank and other financial Institutions	5,342
TOTAL LIABILITIES	248,691
Equity attributable to owners of parent [member] | Brazil, Brazil Real
ASSETS
Cash and deposits in banks	22,193
TOTAL ASSETS	22,193
Equity attributable to owners of parent [member] | Other Currency [member]
ASSETS
Cash and deposits in banks	234,692
TOTAL ASSETS	234,692
LIABILITIES
Other financial liabilities	13,529
TOTAL LIABILITIES	$ 13,529